Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000186848
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Donoghue Forlines Dividend VIT Fund
C000186847
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Donoghue Forlines Momentum VIT Fund
Without Sales Load [Member] | C000186848
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%		7.20%	2.37%	0.81%
Without Sales Load [Member] | C000186847
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%		29.49%	7.86%	6.67%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	14.24%		23.88%	14.61%	12.51%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	14.24%		23.88%	14.61%	12.51%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	6.62%		13.06%	9.01%	8.23%